Shareholder Fees - Pioneer Short Term Income Fund	Dec. 31, 2021
A
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none
C
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none
C2
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	1.00%
K
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none
Y
Shareholder Fees:
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none